Total
HC Strategic Shares | The Value Equity Portfolio
The Value Equity Portfolio
Investment Objective
The investment objective of The Value Equity Portfolio is to provide total return consisting of capital appreciation and current income.
Fees and Expenses
The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	HC Strategic Shares The Value Equity Portfolio HC Strategic Shares
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	HC Strategic Shares The Value Equity Portfolio HC Strategic Shares
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services – Specialist Managers")	0.14%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.22%	[1]
[1]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2020.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
HC Strategic Shares | The Value Equity Portfolio | HC Strategic Shares | USD ($)	23	71	124	280

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 19% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio is a diversified investment company that is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio will focus its investments in equity securities of large and mid-capitalization
issuers. As of the date of this Prospectus, companies with a market capitalization of between $1.8 billion and $31.7 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by
non-U.S.
companies. The Portfolio may invest in securities issued by other investment companies, including Exchange-Traded Funds (“ETFs”) that invest in equity securities. The Portfolio may also invest in option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based U.S. stock market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.
The Portfolio may be managed using an “active” investment approach and/or a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index. The relative weighting of these two approaches may vary anywhere from 0% to 100% of the Portfolio’s assets at any given time.
The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one investment subadviser (“Specialist Manager”). The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to
Management Risk –
the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and
Market Risk –
the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.
There are also risks associated with the overall structure of the Portfolio. These include:

•
Multi-Manager Risk –
the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.

•
Passive Investing Risk –
the Portfolio may employ a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index, or one or more identifiable subsets or other portions of that index as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.

•	Equity Risks. Investment in equity securities involves the following risks:

•	Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.
•
Value Investing Risk
 –
 An investment in the Portfolio cannot assure moderation of investment risk. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value.

•
Mid Cap Risk
 –
 Mid-cap
companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets.
Mid-cap
companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

•
Exchange-Traded Funds Risk
 –
 An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•
Investment in Other Investment Companies Risk
 –
 As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:

•
Foreign Securities Risk
 –
 Investments in securities issued by
non-U.S.
companies and/or
non-U.S.
governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market

Performance Bar Chart and TablePerformance.
The chart and table below show how The Value Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax
basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax
basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns as of 12/31
[1]	Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares
before-tax
return for the period from January 1, 2020 through September 30, 2020
(non-annualized)
was 5.83%.

Best quarter:	1st Qtr. 2019	13.72%
Worst quarter:	3rd Qtr. 2011	-17.13%

Average Annual Total Returns (for the periods ended 12/31/19)
Average Annual Total Returns - HC Strategic Shares - The Value Equity Portfolio	One Year	Five Year	Ten Year
HC Strategic Shares	30.27%	9.68%	11.81%
– After Taxes on Distributions | HC Strategic Shares	29.73%	8.13%	10.77%
– After Taxes on Distributions and Sale of Portfolio Shares | HC Strategic Shares	18.26%	7.30%	9.58%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	26.54%	8.29%	11.80%

After-tax
returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax
returns depend on an investor’s tax situation and may differ from those shown, and after-tax
returns shown are not relevant to investors who hold Portfolio shares through tax-advantaged
arrangements, such as qualified retirement plans.